Leases (Details) - Schedule of Maturities of Lease Liabilities $ in Thousands	Dec. 31, 2023 USD ($)
Schedule Of Maturities Of Lease Liabilities [Abstract]
2023	$ 25
2024	14
2025	3
Total operating lease payments	42
Less: imputed interest	(2)
Present value of lease liability	$ 40